Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	14
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$258,306,977.37	0.5176493	$222,850,811.52	0.4465948	$35,456,165.86
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$933,536,977.37	0.6177332	$898,080,811.52	0.5942714	$35,456,165.86

Weighted Avg. Coupon (WAC)	3.95%		3.96%
Weighted Avg. Remaining Maturity (WARM)	44.36		43.50
Pool Receivables Balance	$984,820,105.76		$947,154,105.68
Remaining Number of Receivables	68,731		67,668

Adjusted Pool Balance	$972,434,351.43		$935,500,845.33

III. COLLECTIONS

Principal:
Principal Collections	$36,475,365.88
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$668,226.50
Total Principal Collections	$37,143,592.38

Interest:
Interest Collections	$3,201,297.83
Late Fees & Other Charges	$69,870.82
Interest on Repurchase Principal	$-
Total Interest Collections	$3,271,168.65

Collection Account Interest	$301.72
Reserve Account Interest	$63.94
Servicer Advances	$-

Total Collections	$40,415,126.69

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	14
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$40,415,126.69
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$48,196,925.89
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$820,683.42		$820,683.42	$820,683.42
Collection Account Interest					$301.72
Late Fees & Other Charges					$69,870.82
Total due to Servicer					$890,855.96

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$86,102.33		$86,102.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$377,201.00		$377,201.00	$377,201.00

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$39,069,145.89

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$35,456,165.86

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$35,456,165.86
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,456,165.86		$35,456,165.86
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$35,456,165.86

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,612,980.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,385,754.33
Beginning Period Amount	$12,385,754.33
Current Period Amortization	$732,493.98
Ending Period Required Amount	$11,653,260.35
Ending Period Amount	$11,653,260.35
Next Distribution Date Amount	$10,946,411.20

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	14
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$38,897,374.06	$37,420,033.81	$37,420,033.81
Overcollateralization as a % of Original Adjusted Pool		2.50%	2.40%	2.40%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.55%	66,687	98.13%	$929,404,433.95
30 - 60 Days	1.15%	780	1.50%	$14,188,695.04
61 - 90 Days	0.25%	168	0.32%	$3,017,014.06
91 + Days	0.05%	33	0.06%	$543,962.63
		67,668		$947,154,105.68
Total
Delinquent Receivables 61 + days past due	0.30%	201	0.38%	$3,560,976.69
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	164	0.30%	$2,940,625.18
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	179	0.33%	$3,413,088.07
Three-Month Average Delinquency Ratio	0.26%		0.34%

Repossession in Current Period		48		$886,828.64
Repossession Inventory		77		$669,278.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,190,634.20
Recoveries				$(668,226.50)
Net Charge-offs for Current Period				$522,407.70

Beginning Pool Balance for Current Period				$984,820,105.76

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				0.75%
Net Loss Ratio for 2nd Preceding Collection Period				0.69%
Three-Month Average Net Loss Ratio for Current Period				0.69%

Cumulative Net Losses for All Periods				$7,035,259.70
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$4,775,136.83
Number of Extensions				249

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